Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies (Abstract)
Significant Accounting Policies

2. Significant Accounting policies:

(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) and include the accounts and operating results of DryShips and its majority-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Where necessary, comparatives have been reclassified to conform to changes in presentation in the current year.

(b) Business Combinations: The Company uses the acquisition method of accounting under the authoritative guidance on business combinations, which requires an acquirer in a business combination to recognize the assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree at their fair values at the acquisition date. The costs of the acquisition and any related restructuring costs are to be recognized separately in the the Consolidated Statements of Operations. The acquired company's operating results are included in the Company's consolidated financial statements starting on the date of acquisition.

The purchase price is equivalent to the fair value of the consideration transferred and liabilities incurred, including liabilities related to contingent consideration. Tangible and identifiable intangible assets acquired and liabilities assumed as of the date of acquisition are recorded at the acquisition date fair value. Goodwill is recognized for the excess of purchase price over the net fair value of assets acquired and liabilities assumed. When the fair value of net assets acquired exceeds the fair value of consideration transferred plus any non-controlling interest in the acquiree, the excess is recognized as a gain.

(c) Intangible assets: The Company's finite-lived acquired intangible assets are amortized on a straight-line basis over their estimated useful lives as follows:

Intangible assets/liabilities	Years
Tradenames	10
Software	10
Fair value of above market acquired time charters/ drilling contracts	Over remaining contract term
Fair value of below market acquired time charters / drilling contracts	Over remaining contract term

In accordance with with guidance related to Accounting for the Impairment or Disposal of Long-Lived Assets, the Company evaluates the potential impairment of finite-lived acquired intangible assets when there are indicators of impairment. The finite-lived intangibles are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of any asset may not be recoverable based on estimates of future undiscounted cash flows. In the event of impairment, the asset is written down to its fair value. An impairment loss, if any, is measured as the amount by which the carrying amount of the asset exceeds its fair value. For finite-lived intangible assets, no impairment was recognized during any period presented.

(d) Use of Estimates: The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e) Comprehensive Income/(Loss): The Company's comprehensive income/(loss) is comprised of net income, actuarial gains/losses related to the adoption and implementation of ASC 715, “Compensation-Retirement Benefits”, as well as losses in the fair value of the derivatives that qualify for hedge accounting in accordance with ASC 815 “Derivatives and Hedging”and realized gains/losses on cash flow hedges associated with capitalized interest in accordance with ASC 815-30-35-38 “Derivatives and Hedging”.

(f) Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(g) Restricted Cash: Restricted cash may include (i) cash collateral required under the Company's financing and forward freight arrangements (“FFAs”), (ii) retention accounts which can only be used to fund the loan installments coming due, (iii) minimum liquidity collateral requirements or minimum required cash deposits, as defined in the Company's loan arrangements, (iv) taxes withheld from employees and deposited in designated bank accounts, (v) amounts pledged as collateral for bank guarantees to suppliers and (vi) amounts pledged as collateral for credit facilities.

(h) Trade Accounts Receivable net: The amount shown as trade accounts receivable, at each balance sheet date, includes receivables from customers for hire of vessels, drilling rigs and drillships, freight and demurrage billings, net of allowance for doubtful receivables. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for doubtful receivables.

(i) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents; trade accounts receivable and derivative contracts (interest rate swaps, foreign currency contracts and forward freight agreements). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Company places its cash and cash equivalents, consisting mostly of bank deposits, with qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company limits its exposure by diversifying among counter parties. The Company's major customers are oil companies, which reduces its credit risk. When considered necessary, additional arrangements are put in place to minimize credit risk, such as letters of credit or other forms of payment guarantees.The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its trade accounts receivable. The Company has made advances for the construction of vessels and drillships to the yards. The ownership of the vessels and drillships is transferred from the yard to the Company at delivery. The credit risk of the advances is, to a large extent, reduced through refund guarantees issued by financial institutions.

As of December 31, 2011, cumulative installment payments made to the yards amounted to approximately $961,102 for the vessels and drillships under construction. These installment payments are, to a large extent, secured with irrevocable letters of guarantee, covering pre-delivery installments if the contract is rescinded in accordance with the terms of the contract. The irrevocable letters of guarantee are issued by financial institutions.

(j) Advances for vessels and drillships under construction: This represents amounts expended by the Company in accordance with the terms of the construction contracts for vessels and drillships as well as other expenses incurred directly or under a management agreement with a related party in connection with on sight supervision. In addition, interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. The carrying value of vessels and drillships under construction ("Newbuildings") represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments and variation orders, commissions to related party, construction supervision, equipment (Owners Furnished Equipment), spare parts, capitalized interest, costs related to first time mobilization and commissioning costs. No charge for depreciation is made until commissioning of the newbuilding has been completed and it is ready for its intended use.

(k) Capitalized interest: Interest expense is capitalized during the construction period of rigs, drillships and vessels based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period is determined by applying an interest rate (“the capitalization rate”) to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts in excess of actual interest expense incurred in the period. If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate applied to such excess is a weighted average of the rates applicable to other borrowings of the Company. Capitalized interest expense for the years ended December 31, 2009, 2010 and 2011 amounted to $31,383, $78,451 and $76,068, respectively (Note 19).

(l) Insurance Claims: The Company records insurance claim recoveries for insured losses incurred on damages to fixed assets and for insured crew medical expenses under 'Other current assets'. Insurance claims are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed following the insurance claim.

(m) Inventories: Inventories consist of consumable bunkers (if any), lubricants and victualling stores, which are stated at the lower of cost or market value and are recorded under 'Other current assets'. Cost is determined by the first in, first out method.

(n) Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar since the Company operates in international shipping and drilling markets, and therefore primarily transacts business in U.S. Dollars. The Company's accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are included in “General and administrative expenses” in the accompanying consolidated statements of operations.

(o) Fixed Assets, Net:

(i)       Drybulk and tanker carrier vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for its initial voyage). Subsequent expenditures for major improvements are also capitalized when they appreciably extend the useful life, increase the earning capacity or improve the efficiency or safety of the vessels. The cost of each of the Company's vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel's remaining economic useful life, after considering the estimated residual value. Vessel's residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton. In general, management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted. Until December 31, 2010, the Company depreciated its vessels on a straight-line basis over their estimated useful lives, after considering their estimated residual values, based on the assumed value of the scrap steel available for recycling after demolition, calculated at $120 per lightweight ton. From January 1, 2011, the assumed value of scrap steel for the purpose of estimating the residual values of vessels is calculated at $250 per lightweight ton. The Company has taken this decision as steel prices and related scrap values have increased substantially over the past ten years and are currently at historically high levels. The impact of the increase in the scrap price used in the estimation of residual values is a decrease in depreciation expense. The effect of this change in accounting estimate, which did not require retrospective application as per ASC 250 "Accounting Changes and Error Corrections," is the decrease of net loss for the year ended December 31, 2011 by $3,878, or $0.01 per weighted average number of shares, basic and diluted.

(ii)       Drilling rigs and drillships are stated at cost less accumulated depreciation. Such costs include the cost of adding or replacing parts of drilling rig or drillship machinery and equipment when the cost is incurred, if the recognition criteria are met. The recognition criteria require that the cost incurred extends the useful life of a drilling rig or drillship. The carrying amounts of those parts that are replaced are written off and the cost of the new parts is capitalized. Depreciation is calculated on a straight-line basis over the useful life of the assets after considering the estimated residual value as follows: bare deck 30 years and other asset parts 5 to 15 years. The residual values of the drilling rigs and drillships are estimated at $35 million and $50 million, respectively.

(iii)       IT and office equipment, are recorded at cost and are depreciated on a straight-line basis over 5 years.

(p) Long lived assets held for sale: The Company classifies long lived assets and disposal groups as being held for sale in accordance with ASC 360, “Property, Plant and Equipment”, when: (i) management has committed to a plan to sell the long lived assets; (ii) the long lived assets are available for immediate sale in their present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the long lived assets have been initiated; (iv) the sale of the long lived assets is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year; and (v) the long lived assets are being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These long lived assets are not depreciated once they meet the criteria to be classified as held for sale.

When the Company concludes a Memorandum of Agreement for the disposal of a vessel/rig which has yet to complete a time charter or drilling contract, it is considered that the held for sale criteria discussed in guidance are not met until the time charter or drilling contract has been completed as the vessel/rig is not available for immediate sale. As a result, such vessels/rigs are not classified as held for sale.

When the Company concludes a Memorandum of Agreement for the disposal of a vessel/rig which has no time charter or drilling contract to complete or a contract that is transferable to a buyer, it is considered that the held for sale criteria discussed in the guidance are met. As a result such vessels/rigs are classified as held for sale. Furthermore, in the period a long-lived asset meets the held for sale criteria, a loss is recognized for any reduction of the long-lived asset's carrying amount to its fair value less cost to sell. No such adjustments were identified for the years ended December 31, 2009 and 2010, while for 2011 an impairment of $5,917 was recognized in the accompanying consolidated statement of operations relating to one long live asset held for sale as of June 30, 2011.

(q) Fair value of above/below market acquired time charter or drilling contracts: In a business combination the Company identifies assets acquired or liabilities assumed and records all such identified assets or liabilities at fair value. Fair value is determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters or drilling contracts assumed when a vessel and/or rig is acquired. The value of the asset or liability at the date of delivery of a vessel or drilling rig/drillship is based on the difference between the current fair values of a contract with similar characteristics as the time charter or drilling contract assumed and the net present value of future contractual cash flows from the contract assumed. When the present value of the time charter or drilling contract assumed is greater than the current fair value of such contract, the difference is recorded as “Fair value of above market acquired time charter/drilling contracts”. When the opposite situation occurs, the difference is recorded as “Fair value of below market acquired time charter/drilling contracts”. Such assets and liabilities are amortized as a reduction of, or an increase in revenue, respectively over the period of the time charter or drilling contract assumed.

(r) Impairment of Long-Lived Assets: The Company reviews for impairment long-lived assets and intangible long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, the Company reviews its assets for impairment on an asset by asset basis. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for impairment loss. The impairment loss is determined by the difference between the carrying amount of the asset and the fair value of the asset. The Company evaluates the carrying amounts of its vessels, rigs and drillships by obtaining vessel, rigs and drillships appraisals to determine if events have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, the Company reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels', rigs and drillships, future performance, with the significant assumptions being related to charter and drilling rates, fleet utilization, operating expenses, capital expenditures, residual value and the estimated remaining useful life of each vessel, rig and drillship. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. To the extent impairment indicators are present, the Company determines undiscounted projected net operating cash flows for each vessel, rig and drillship and compares them to their carrying value. The projected net operating cash flows are determined by considering the charter revenues and drilling revenues from existing time charters and drilling contracts for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days. The Company estimates the daily time charter equivalent for the unfixed days based on the most recent ten year historical average for similar vessels and utilizing available market data for time charter and spot market rates and forward freight agreements over the remaining estimated life of the vessel, assumed to be 25 years from the delivery of the vessel from the shipyard, net of brokerage commissions, expected outflows for vessels' maintenance and vessel operating expenses (including planned drydocking and special survey expenditures), assuming an average annual inflation rate of 2% and fleet utilization of 98%. The salvage value used in the impairment test is estimated to be $250 per light weight ton (LWT) for vessels, while $35,000 and $50,000 for drilling rigs and drillships respectively, in accordance with the Company's vessels' depreciation policy. If the Company's estimate of undiscounted future cash flows for any vessel is lower than the vessel's carrying value, the carrying value is written down, by recording a charge to operations, to the vessel's fair market value if the fair market value is lower than the vessel's carrying value. The Company's analysis for the year ended December 31, 2011, which also involved sensitivity tests on the time charter rates, drilling rates and fleet utilization (being the most sensitive inputs to variances), allowing for variances ranging from 97.5% to 92.5% depending on vessel type on time charter rates, indicated no impairment on any of its vessels, rigs and drillhips. Although the Company believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are highly subjective. There can be no assurance as to how long charter rates and vessel values will remain at their currently low levels or whether they will improve by any significant degree. Charter rates may remain at depressed levels for some time which could adversely affect the Company's revenue and profitability, and future assessments of vessel impairment. While for the drilling segment there can be no assurance as to how long drilling rates and drilling rigs/drillships values will remain at their currently high levels or whether they will improve or the opposite by any significant degree. As a result of the impairment review, the Company determined that the carrying amounts of its assets were recoverable, and therefore, concluded that no impairment loss was necessary for 2009, 2010 and 2011. However, due to Company's decision to sell certain vessels during the years and/or subsequent to the balance sheet dates and based on the agreed-upon sales price, an impairment charge relating to assets held for sale of $1,578, $3,588 and $144,688, for each of the years ended December 31, 2009, 2010 and 2011, respectively, was recognized (Notes 7 and 12).

(s) Dry-docking Costs: The Company follows the direct expense method of accounting for dry-docking costs whereby costs are expensed in the period incurred for the vessels, drilling rigs and drillships.

(t) Class costs: The Company follows the direct expense method of accounting for periodic class costs incurred during special surveys of drilling rigs and drillships, normally every five years. Class costs and other maintenance costs are expensed in the period incurred and included in operating expenses.

(u) Deferred Financing Costs: Deferred financing costs include fees, commissions and legal expenses associated with the Company's long- term debt. These costs are amortized over the life of the related debt using the effective interest method and are included in interest expense. Unamortized fees relating to loans repaid or refinanced as debt extinguishments are expensed as interest and finance costs in the period the repayment or extinguishment is made. Arrangement fees paid to lenders for loans which the Company has not drawn down are capitalized and included in other current and non-current assets. Amortization and write offs for each of the years ended December 31, 2009, 2010 and 2011 amounted to $12,745, $9,249 and $27,182, respectively.

(v) Convertible Senior Notes: In accordance with ASC Topic 470-20, “Debt with Conversion and Other Options,” for convertible debt instruments that contain cash settlement options upon conversion at the option of the issuer, the Company determines the carrying amounts of the liability and equity components of its convertible notes by first determining the carrying amount of the liability component of the convertible notes by measuring the fair value of a similar liability that does not have an associated equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds. The resulting debt discount is amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components (Note 11).

(w) Revenue and Related Expenses:

(i)        Drybulk Carrier and Tanker vessels:

Time and bareboat charters: The Company generates its revenues from charterers for the charter hire of its vessels, which are considered to be operating lease arrangements. Vessels are chartered using time and bareboat charters and where a contract exists, the price is fixed, service is provided and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably on a straight-line basis over the duration of the period of each time charter as adjusted for the off-hire days that the vessel spends undergoing repairs, maintenance and upgrade work depending on the condition and specification of the vessel.

Pooling Arrangements: For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company's vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel's age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured.

The allocation of such net revenue may be subject to future adjustments by the pool however, historically, such changes have not been material.

Voyage related and vessel operating costs: Voyage related and vessel operating costs are expensed as incurred. Under a time charter, specified voyage costs, such as fuel and port charges are paid by the charterer and other non-specified voyage expenses, such as commissions, are paid by the Company. Vessel operating costs including crews, maintenance and insurance are paid by the Company. Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating expenses and risk of operation.

Deferred Voyage Revenue: Deferred voyage revenue primarily relates to cash advances received from charterers. These amounts are recognized as revenue over the voyage or charter period.

(ii)       Drilling Rigs and Drillships:

Revenues: The Company's services and deliverables are generally sold based upon contracts with its customers that include fixed or determinable prices. The Company recognizes revenue when delivery occurs, as directed by its customer, or the customer assumes control of physical use of the asset and collectability is reasonably assured. The Company evaluates if there are multiple deliverables within its contracts and whether the agreement conveys the right to use the drill rigs and drillships for a stated period of time and meets the criteria for lease accounting, in addition to providing a drilling services element, which is generally compensated for by day rates. In connection with drilling contracts, the Company may also receive revenues for preparation and mobilization of equipment and personnel or for capital improvements to the drilling rigs or drillships and day rate or fixed price mobilization and demobilization fees. Revenues are recorded net of agents' commissions. There are two types of drilling contracts: well contracts and term contracts.

(a) Well contracts: Well contracts are contracts under which the assignment is to drill a certain number of wells. Revenue from day-rate based compensation for drilling operations is recognized in the period during which the services are rendered at the rates established in the contracts. All mobilization revenues, direct incremental expenses of mobilization and contributions from customers for capital improvements are initially deferred and recognized as revenues over the estimated duration of the drilling period. To the extent that expenses exceed revenue to be recognized, they are expensed as incurred. Demobilization revenues and expenses are recognized over the demobilization period. All revenues for well contracts are recognized as “Service revenues” in the statement of operations.

(b) Term contracts: Term Contracts are contracts under which the assignment is to operate the unit for a specified period of time. For these types of contracts the Company determines whether the arrangement is a multiple element arrangement containing both a lease element and drilling services element. For revenues derived from contracts that contain a lease, the lease elements are recognized as “Leasing revenues” in the statement of operations on a basis approximating straight line over the lease period. The drilling services element is recognized as ”Service revenues” in the period in which the services are rendered at estimated fair value. Revenues related to the drilling element of mobilization and direct incremental expenses of drilling services are deferred and recognized over the estimated duration of the drilling period. To the extent that expenses exceed revenue to be recognized, they are expensed as incurred. Demobilization fees and expenses are recognized over the demobilization period. Contributions from customers for capital improvements are initially deferred and recognized as revenues over the estimated duration of the drilling contract.

(x) Earnings/(loss) per Common Share: Basic earnings per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Dilution has been computed by the treasury stock method whereby all of the Company's dilutive securities are assumed to be exercised or converted and the proceeds used to repurchase common shares at the weighted average market price of the Company's common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings per share computation.

(y) Segment Reporting: The Company determined that it operates under three reportable segments, as a provider of drybulk commodities transportation services for the steel, electric utility, construction and agri-food industries (Drybulk segment), as a provider of ultra deep water drilling services (Drilling segment) and as a provider of transportation services of crude and refined petroleum cargoes (Tanker segment). The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company's consolidated financial statements.

(z) Financial Instruments: The Company designates its derivatives based upon guidance on ASC 815, “Derivatives and Hedging” which establishes accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The guidance on accounting for certain derivative instruments and certain hedging activities requires all derivative instruments to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings unless specific hedge accounting criteria are met.

(i)       Hedge Accounting: At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument's effectiveness in offsetting exposure to changes in the hedged item's cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

The Company is party to interest swap agreements where it receives a floating interest rate and pays a fixed interest rate for a certain period in exchange. Contracts which meet the strict criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss.

The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of “Accumulated other comprehensive income” in equity, while any ineffective portion, if any, is recognized immediately in current period earnings.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the statement of operations. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as financial income or expense.

(ii)       Other Derivatives: Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in current period earnings.

(aa) Fair Value Measurements: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of, fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity's own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note12).

(ab) Stock-based compensation: Stock-based compensation represents vested and non-vested common stock granted to employees and directors, for their services. The Company calculates total compensation expense for the award based on its fair value on the grant date and amortizes the total compensation on a straight-line basis over the vesting period of the award or service period (Note 14).

(ac) Income Taxes: Income taxes have been provided for based upon the tax laws and rates in effect in the countries in which the Company's operations are conducted and income is earned. There is no expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes because the countries in which the Company operates have taxation regimes that vary not only with respect to the nominal rate, but also in terms of the availability of deductions, credits and other benefits. Variations also arise because income earned and taxed in any particular country or countries may fluctuate from year to year. Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company's assets and liabilities using the applicable jurisdictional tax. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The Company accrues interest and penalties related to its liabilities for unrecognized tax benefits as a component of income tax expense.

(ad) Pension and retirement benefit obligation: The Company has eight retirement benefit plans, of which three are managed and funded through Norwegian life insurance companies and three through international life insurance companies. The projected benefit obligations are calculated based on the projected unit credit method and compared with the fair value of pension assets.

Because a significant portion of the pension liability will not be paid until well into the future, numerous assumptions have to be made when estimating the pension liability at the balance sheet date. The assumptions may be split into two categories; actuarial assumptions and financial assumptions. The actuarial assumptions are unbiased, mutually compatible and represent the Company's best estimates of the variables. The financial assumptions are based on market expectations at the balance sheet date, for the period over which the obligations are to be settled. Due to the long-term nature of the pension obligations, they are discounted to present value.

The funded status or net amount of the projected benefit obligation and pension asset (net pension liability or net pension asset) of each of its defined benefit plans, is recorded in the balance sheet under the captions “Other non-current liabilities” and “Other non-current assets” with an offsetting amount in “Accumulated other comprehensive income” for any amounts of actuary gains of losses or prior service cost that has not been amortized to income. Net pension costs (benefit earned during the period including interest on the projected benefit obligation, less estimated return on pension assets and amortization of accumulated changes in estimates) are included in “General and administrative expenses” and “Vessel, drilling rigs and drillships operating expenses”. Actuarial gains and losses are recognized as income or expense when the net cumulative unrecognized actuarial gains and losses for each individual plan at the end of the previous reporting year exceed 10% of the higher of the present value of the defined benefit obligation and the fair value of plan assets at that date. These gains and losses are recognized over the expected average remaining working lives of the employees participating in the plans.

(ae) Commitments and Contingencies: Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date.

(af) Recent accounting pronouncements:

In May 2011, the Financial Accouting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, (“ASU 2011-04”). ASU 2011-04 amends Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements”, (“ASC 820”), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the ASC 820 disclosure requirements, particularly for Level 3 fair value measurements. ASU 2011-04 will be effective for the Company's fiscal year beginning January 1, 2012. The adoption of ASU 2011-04 is not expected to have a material effect on the Company's consolidated financial statements, but may require certain additional disclosures.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income, Presentation of Comprehensive Income (Topic 220)”, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220, “Comprehensive income”, and requires entities to report components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. Under the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this ASU should be applied retrospectively and they are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. The amendments in this ASU have been adopted by the Company in the accompanying consolidated financial statements and, as a result, the consolidated financial statements for the years ended December 31, 2009 and 2010 were revised to include a separate statement of comprehensive income and to exclude the components of other comprehensive income from the statement of stockholders' equity.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about offsetting Assets and Liabilities”. The objective of this update is to provide enhanced disclosures that will enable financial statements' users to evaluate the effect or potential effect of netting arrangements on an entity's financial position. This includes the effect or potential effect of rights of setoff associated with an entity's recognized assets and recognized liabilities within the scope of this ASU. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. The amendments in this update are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The provisions of ASU 2011-11 are not expected to have a material impact on the Company's consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standard Update No 2011-05”. The amendments in this ASU supersede certain pending paragraphs in ASU 2011-05, to effectively defer the requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. Companies are still required to present reclassifications out of accumulated other comprehensive income on the face of the financial statements or disclose those amounts in the notes to the financial statements.